BORROWINGS - Currency Concentration of Total Borrowings (Details) - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 2,536	€ 2,361
U.S. Dollars
Disclosure of detailed information about borrowings [line items]
Borrowings	1,757	1,597
Euro
Disclosure of detailed information about borrowings [line items]
Borrowings	741	746
Other currencies
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 38	€ 18